28 Equity (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Subscribed capital	R$ 8,043,222	R$ 8,043,222
Paid up capital stock	797,218,554
Description of transfer of profit to legal reserve	Under Brazilian Corporation Law, companies must transfer 5% of net profit for the year to a legal reserve until this reserve is equivalent to 20% of the paid-up capital.
Treasury shares [member] | LTI Program For Employees [member]
Disclosure of classes of share capital [line items]
Issue of shares	R$ 1,721	R$ 8,159